Cash, Cash Equivalents and Investments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Cash and Cash Equivalents [Line Items]
Realized gains	$ 11	$ 1	$ 2
Investments with continuous unrealized losses	0	0
Securities on loan
Impairment charge	6	17
Auction rate securities [Member]
Cash and Cash Equivalents [Line Items]
Impairment charge	6	6	6
LBIE [Member]
Cash and Cash Equivalents [Line Items]
Impairment charge			11
LBIE trust assets [Member]
Cash and Cash Equivalents [Line Items]
Realized gains	$ 11	$ 1	$ 2